Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	$ (2,981)		$ (1,103)	$ 42
Current service cost	1,006		1,085	1,253
Loss on settlements	1
Interest expense/interest income	(49)		(10)	(5)
Amounts recognized in profit or loss	958		1,075	1,248
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	(309)		(2,968)	(501)
Actuarial (gains) losses recognized from changes in demographic assumptions			208	(434)
Actuarial (gains) losses recognized from changes in financial assumptions	(100)
Actuarial (gains) losses recognized from experience adjustments	252		1,606	545
Amounts recognized in other comprehensive income	(157)	$ (5)	(1,154)	(390)
Contributions from employer	(1,386)		(1,555)	(1,727)
Benefits paid	0		0	0
Benefits paid directly by the Company	(299)		(244)	(276)
Net defined benefit liability (asset) at end of period	(3,865)		(2,981)	(1,103)
Present value of funded defined benefit obligation [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	33,599		35,502	39,536
Current service cost	1,006		1,085	1,253
Loss on settlements	1
Interest expense/interest income	403		171	190
Amounts recognized in profit or loss	1,410		1,256	1,443
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	0		0	0
Actuarial (gains) losses recognized from changes in demographic assumptions			208	(434)
Actuarial (gains) losses recognized from changes in financial assumptions	(100)
Actuarial (gains) losses recognized from experience adjustments	252		1,606	545
Amounts recognized in other comprehensive income	152		1,814	111
Contributions from employer	0		0	0
Benefits paid	(4,549)		(4,729)	(5,312)
Benefits paid directly by the Company	(299)		(244)	(276)
Net defined benefit liability (asset) at end of period	30,313		33,599	35,502
Fair value of plan assets [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	36,580		36,605	39,494
Current service cost	0		0	0
Loss on settlements	0
Interest expense/interest income	452		181	195
Amounts recognized in profit or loss	452		181	195
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	309		2,968	501
Actuarial (gains) losses recognized from changes in demographic assumptions			0	0
Actuarial (gains) losses recognized from changes in financial assumptions	0
Actuarial (gains) losses recognized from experience adjustments	0		0	0
Amounts recognized in other comprehensive income	309		2,968	501
Contributions from employer	1,386		1,555	1,727
Benefits paid	(4,549)		(4,729)	(5,312)
Benefits paid directly by the Company	0		0	0
Net defined benefit liability (asset) at end of period	$ 34,178		$ 36,580	$ 36,605